Consolidating Guarantor and Non-Guarantor Financial Information - Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Aug. 14, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 18,572		$ 22,094	$ 7,826	$ 24,536
Accounts receivable - trade, net of allowance for doubtful accounts	998,203		820,552
Accounts receivable-affiliates	12,867		4,772
Inventories	136,128		161,649
Prepaid expenses and other current assets	65,918		82,020
Assets held for sale	580,985		708,671
Total current assets	1,812,673		1,799,758
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	1,828,940		1,512,286
GOODWILL	1,110,456		1,170,530	1,287,212
INTANGIBLE ASSETS, net of accumulated amortization	800,889		775,087
INVESTMENTS IN UNCONSOLIDATED ENTITIES	1,127	$ 800	17,236
LOAN RECEIVABLE-AFFILIATE	0		1,200
OTHER NONCURRENT ASSETS	113,857		202,954
ASSETS HELD FOR SALE	234,551		672,071
Total assets	5,902,493		6,151,122
CURRENT LIABILITIES:
Accounts payable-trade	879,063		781,197
Accounts payable-affiliates	28,469		1,254
Accrued expenses and other payables	107,759		137,242
Advance payments received from customers	8,461		7,889
Current maturities of long-term debt	648		646
Liabilities held for sale	226,753		188,154
Total current liabilities	1,251,153		1,116,382
LONG-TERM DEBT, net of debt issuance costs and current maturities	2,160,133		2,679,740
OTHER NONCURRENT LIABILITIES	63,542		173,324
NONCURRENT LIABILITIES HELD FOR SALE	33		3,078
CLASS A 10.75% CONVERTIBLE PREFERRED UNITS	149,814		82,576
REDEEMABLE NONCONTROLLING INTEREST HELD FOR SALE	0		9,927
EQUITY:
Partners' equity	2,219,325		2,004,407
Accumulated other comprehensive income (loss)	(255)		(1,815)
Noncontrolling interests	58,748		83,503
Total equity	2,277,818		2,086,095	2,166,802	1,694,065
Total liabilities and equity	5,902,493		6,151,122
Reportable Entity
CURRENT ASSETS:
Cash and cash equivalents				6,257
Reportable Entity | NGL Energy Partners LP (Parent)
CURRENT ASSETS:
Cash and cash equivalents	12,798		16,915	6,257	25,749
Total current assets	12,798		16,915
INTANGIBLE ASSETS, net of accumulated amortization	0		0
NET INTERCOMPANY RECEIVABLES (PAYABLES)	862,186		2,110,940
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	2,503,848		1,703,327
Total assets	3,378,832		3,831,182
CURRENT LIABILITIES:
Accounts payable-affiliates	1		1
Accrued expenses and other payables	25,497		41,104
Current maturities of long-term debt	0		0
Total current liabilities	25,498		41,105
LONG-TERM DEBT, net of debt issuance costs and current maturities	984,450		1,704,909
CLASS A 10.75% CONVERTIBLE PREFERRED UNITS	149,814		82,576
EQUITY:
Partners' equity	2,219,070		2,002,592
Total equity	2,219,070		2,002,592
Total liabilities and equity	3,378,832		3,831,182
Reportable Entity | Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	3,728		3,329	73	(1,701)
Accounts receivable - trade, net of allowance for doubtful accounts	996,192		815,404
Accounts receivable-affiliates	12,867		4,772
Inventories	135,094		161,324
Prepaid expenses and other current assets	65,443		81,589
Assets held for sale	580,985		681,867
Total current assets	1,794,309		1,748,285
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	1,620,084		1,365,174
GOODWILL	1,105,281		1,093,270
INTANGIBLE ASSETS, net of accumulated amortization	725,542		691,382
INVESTMENTS IN UNCONSOLIDATED ENTITIES	1,127		17,236
NET INTERCOMPANY RECEIVABLES (PAYABLES)	(808,610)		(2,121,741)
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	170,690		244,109
LOAN RECEIVABLE-AFFILIATE			1,200
OTHER NONCURRENT ASSETS	113,857		202,954
ASSETS HELD FOR SALE	234,551		672,071
Total assets	4,956,831		3,913,940
CURRENT LIABILITIES:
Accounts payable-trade	872,122		778,965
Accounts payable-affiliates	28,468		1,253
Accrued expenses and other payables	80,765		94,853
Advance payments received from customers	7,550		4,022
Current maturities of long-term debt	648		646
Liabilities held for sale	226,753		175,640
Total current liabilities	1,216,306		1,055,379
LONG-TERM DEBT, net of debt issuance costs and current maturities	1,175,683		974,831
OTHER NONCURRENT LIABILITIES	60,961		167,398
NONCURRENT LIABILITIES HELD FOR SALE	33		3,078
REDEEMABLE NONCONTROLLING INTEREST HELD FOR SALE			9,927
EQUITY:
Partners' equity	2,503,848		1,704,896
Accumulated other comprehensive income (loss)	0		(1,569)
Noncontrolling interests	0
Total equity	2,503,848		1,703,327
Total liabilities and equity	4,956,831		3,913,940
Reportable Entity | Non-Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	2,046		1,850	$ 1,496	$ 488
Accounts receivable - trade, net of allowance for doubtful accounts	2,011		5,148
Accounts receivable-affiliates	0		0
Inventories	1,034		325
Prepaid expenses and other current assets	475		431
Assets held for sale			26,804
Total current assets	5,566		34,558
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	208,856		147,112
GOODWILL	5,175		77,260
INTANGIBLE ASSETS, net of accumulated amortization	75,347		83,705
INVESTMENTS IN UNCONSOLIDATED ENTITIES	0		0
NET INTERCOMPANY RECEIVABLES (PAYABLES)	(53,576)		10,801
OTHER NONCURRENT ASSETS	0		0
Total assets	241,368		353,436
CURRENT LIABILITIES:
Accounts payable-trade	6,941		2,232
Accounts payable-affiliates	0		0
Accrued expenses and other payables	1,497		1,285
Advance payments received from customers	911		3,867
Current maturities of long-term debt	0		0
Liabilities held for sale			12,514
Total current liabilities	9,349		19,898
LONG-TERM DEBT, net of debt issuance costs and current maturities	0		0
OTHER NONCURRENT LIABILITIES	2,581		5,926
EQUITY:
Partners' equity	229,693		327,858
Accumulated other comprehensive income (loss)	(255)		(246)
Total equity	229,438		327,612
Total liabilities and equity	241,368		353,436
Consolidating Adjustments
CURRENT ASSETS:
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	(2,674,538)		(1,947,436)
Total assets	(2,674,538)		(1,947,436)
EQUITY:
Partners' equity	(2,733,286)		(2,030,939)
Noncontrolling interests	58,748		83,503
Total equity	(2,674,538)		(1,947,436)
Total liabilities and equity	$ (2,674,538)		$ (1,947,436)